Prospectus Supplement

John Hancock Funds II

Retirement Income 2040 Fund (the fund)

Supplement dated December 7, 2018 to the current Prospectus (the Prospectus), as may be supplemented

Claude Turcot will be retiring as a portfolio manager of the fund on or about December 31, 2019. Following Mr. Turcot’s retirement, Sonia Chatigny, Jean-Francois Giroux, Serge Lapierre, Nadia Live and Nicholas Scipio Del Campo will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Retirement Income 2040 Fund (the fund)

Supplement dated December 7, 2018 to the current Statement of Additional Information (the SAI), as may be supplemented

Claude Turcot will be retiring as a portfolio manager of the fund on or about December 31, 2019. Following Mr. Turcot’s retirement, Sonia Chatigny, Jean-Francois Giroux, Serge Lapierre, Nadia Live and Nicholas Scipio Del Campo will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the SAI and retain it for future reference.